Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Right-of-use assets, beginning balance		$ 3,879
Impairment	$ (78)
Additions		316
Disposals		(40)
Depreciation	(730)	(725)
Right-of-use assets, ending balance	2,622	3,430
Lease liabilities, beginning balance		4,336
Additions		316
Disposals		(43)
Interest expense	212	243	$ 272
Payments	(880)	(904)
Lease liabilities, ending balance	$ 3,280	$ 3,948